Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 113,488	$ 101,560
Derivative liabilities	109,927	98,543
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	113,488	101,560
Derivative liabilities	109,927	98,543
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	32	43
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	602	423
Derivative liabilities	$ 1,429	$ 1,160